ReliaStar Life Insurance Company
and its
Separate Account N

ING ADVANTAGE CENTURYSM

Supplement Dated January 17, 2013 to the current Contract Prospectus, as amended

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus.

Please read it carefully and keep it with your Contract Prospectus for future reference.

NOTICE OF AND IMPORTANT INFORMATION ABOUT
UPCOMING FUND REORGANIZATIONS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the ING BlackRock Science and Technology Opportunities and
ING UBS U.S. Large Cap Equity Portfolios.

The Board of Trustees of ING Variable Portfolios, Inc. and the Board of Directors of ING Partners, Inc. approved separate proposals to reorganize certain funds. Subject to shareholder approval, effective on or about March 23,
2013 (the “Reorganization Effective Date”), the following “Merging Funds” will be reorganized and will merge with and into the following “Surviving Funds.”

Merging Funds	Surviving Funds
ING BlackRock Science and Technology Opportunities
Portfolio	ING MidCap Opportunities Portfolio
ING UBS U.S. Large Cap Equity Portfolio	ING Growth and Income Portfolio

· Prior to the Reorganization Effective Date, you may transfer amounts allocated to a subaccount that invests in a
Merging Fund to any other available subaccount or to any available fixed interest option. See the
“TRANSFERS” section of your Contract Prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.
· On the Reorganization Effective Date, your investment in a subaccount that invests in a Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value.
· Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to a subaccount that invests in a Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. You may give us alternative allocation instructions at any time by contacting us at our Administrative Service Center at: ING Service Center, P.O. Box 5050,
Minot, ND, 58702-5050 or calling 1-877-884-5050.
· After the Reorganization Effective Date, the Merging Funds will no longer exist and all references to them in the
Contract Prospectus will be replaced by the corresponding Surviving Fund.
· The minimum and maximum “Total Annual Fund Operating Expenses” shown in the Contract Prospectus will not change as a result of the upcoming fund reorganizations. Consequently, there will be no change to the “Fund
Fees and Expenses Examples” shown in the Contract Prospectus.
· You will not incur any fees or charges or any tax liability because of the upcoming fund reorganizations.
· Information about the investment adviser/subadviser and the investment objective(s) of the Surviving Funds can be found in an appendix to your Contract Prospectus.

X.100207-12	Page 1 of 2	January 2013

IMPORTANT INFORMATION REGARDING THE ING RUSSELLTM LARGE CAP GROWTH INDEX AND THE ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIOS

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the ING RussellTM Large Cap Growth Index and ING RussellTM Mid Cap Growth
Index Portfolios

Each fund’s classification has changed from non-diversified to diversified.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting your local representative or by writing or calling the Company at:

ING Service Center
P.O. Box 5050
Minot, North Dakota 58702-
5050
1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

IMPORTANT INFORMATION ABOUT CONTRACT AVAILABILITY

The following sentence replaces the second sentence under “Availability of Features” on page 2 of the Contract
Prospectus as follows: The contracts may not be available in all states, including New York.

X.100207-12	Page 2 of 2	January 2013